Investments - Additional information (Details) R$ in Thousands, $ in Millions								12 Months Ended
	Mar. 18, 2022 item aircraft	Mar. 16, 2022 segment item	Feb. 02, 2022 item	Sep. 01, 2021 item	Jul. 04, 2021 item	Feb. 02, 2021 company	Jan. 01, 2021	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 29, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Sep. 30, 2021	Sep. 17, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 30, 2021	Jul. 06, 2021	Jun. 30, 2021	Jun. 25, 2021	Feb. 28, 2021	Feb. 04, 2021	Jan. 31, 2021
Business combinations
Earnings									R$ 540,345	R$ 102,271	R$ 58,880
IntraCoastal Invironmental, LLC
Business combinations
Earnings											25,482
One Stop Environmental, LLC
Business combinations
Earnings											R$ 33,398
JM Servicos Integrados Ltda
Business combinations
Interest acquired (in percent)																														70.00%
Lacerda e Lacerda Serv TR Emerg Amb Ltda
Business combinations
Interest acquired (in percent)																														70.00%
Earnings										R$ 11,697
MDTEC Engenharia e Servicos Ltda
Business combinations
Interest acquired (in percent)																														100.00%
Enviroclear Site Services Limited
Business combinations
Interest acquired (in percent)										100.00%																		100.00%	100.00%
Earnings										R$ 41,686
Orion Environmental Services Ltda
Business combinations
Interest acquired (in percent)							100.00%			100.00%																		100.00%
Term for leading supplier of environmental solutions							25 years
Earnings										R$ 39,074
EMS Environmental, Inc
Business combinations
Interest acquired (in percent)										100.00%																100.00%	100.00%
ControlPar Participacoes S.A.
Business combinations
Interest acquired (in percent)						70.00%																	70.00%
Option to purchase percent of shares						30.00%
Number of companies operating with environmental services controlled | company						6
Swat Consulting Inc.
Business combinations
Interest acquired (in percent)										100.00%													100.00%		100.00%
Professional Emergency Resource Services
Business combinations
Interest acquired (in percent)										100.00%													100.00%	100.00%
SABI Tech S.A.S - Suatrans Chile
Business combinations
Interest acquired (in percent)					100.00%					100.00%													100.00%
Operating term for services provision focused on responding to environmental emergencies in the road modal					17 years
Number of operational bases, strategically located on the main routes and in points with a history of accidents | item					14
Fenix Emergencias Ambientais Ltda
Business combinations
Interest acquired (in percent)																						100.00%
APW Ambiental e Transporte Ltda.
Business combinations
Interest acquired (in percent)																						100.00%
Emerge Hydrovac Inc
Business combinations
Interest acquired (in percent)				100.00%						100.00%										100.00%
Number of operational bases, strategically located on the main routes and in points with a history of accidents | item				3
Lynx Creek Industrial & Hydrovac Ltd
Business combinations
Interest acquired (in percent)				100.00%																100.00%
Term for leading supplier of environmental solutions				11 years
Earnings | $								$ 4.5
Lehane Environmental & Industrial Services Ltd
Business combinations
Interest acquired (in percent)																				100.00%	100.00%
Dracares Apoio Martimo e Porturio Ltda. and MB Transportes Aquavirios Ltda
Business combinations
Interest acquired (in percent)		51.00%						51.00%	51.00%										51.00%
Earnings									R$ 61,430
Number of operational bases | item		8
Number of vessels | segment		13
Flyone Servio Areo Especializado, Comrcio e Servio Ltda
Business combinations
Interest acquired (in percent)	51.00%							51.00%	51.00%
Earnings									R$ 55,900
Number of operational bases | item	12
Number of aircraft | aircraft	19
RG Consultoria Tcnica Ambiental S.A.
Business combinations
Interest acquired (in percent)								51.00%	51.00%								51.00%		51.00%
First Response Inc
Business combinations
Interest acquired (in percent)			100.00%					100.00%	100.00%									100.00%
Earnings									R$ 106,978
Number of operational bases | item			8
Bioenv Analises e Monitoramento Ambiental Ltda
Business combinations
Interest acquired (in percent)															51.00%
Ambipar Response Analytical S/A.
Business combinations
Interest acquired (in percent)								51.00%	51.00%						51.00%	51.00%
Earnings									R$ 3,021
Ambipar Response Fauna e Flora Ltda.
Business combinations
Interest acquired (in percent)														100.00%
Earnings									R$ 25,080
Graham Utility Hydrovac Services
Business combinations
Interest acquired (in percent)								100.00%	100.00%					100.00%
Earnings									R$ 4,209
Ambipar Response Tank Cleaning S.A.
Business combinations
Interest acquired (in percent)								51.00%	51.00%					51.00%
Earnings									R$ 60,484
Ridgeline Canada Inc.
Business combinations
Interest acquired (in percent)								100.00%	100.00%				100.00%
Earnings									R$ 45,468
Witt O'Brien"s LLC
Business combinations
Interest acquired (in percent)												100.00%
Earnings									R$ 168,462